Balance Sheet Components (Tables)	12 Months Ended
Apr. 30, 2019
Balance Sheet Components [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	As of April 30,
	2019	2018
Prepaid hosting costs	$12,006	$7,834
Deposits	1,268	582
Prepaid software subscription costs	4,326	2,483
Deferred stock-based compensation expense	784	496
Prepaid value added taxes	4,239	113
Other	8,249	3,753
Total prepaid expenses and other current assets	$30,872	$15,261

Schedule of Cost and Accumulated Depreciation of Property and Equipment

The cost and accumulated depreciation of property and equipment were as follows (in thousands):

		As of April 30,
	Useful Life (in years)	2019	2018
Leasehold improvements	Lesser of estimated useful life or remaining lease term	$6,176	$5,725
Computer hardware and software	3	$5,393	5,132
Furniture and fixtures	3-5	$3,094	2,443
Assets under construction		$1,243	-
Total property and equipment		$15,906	$13,300
Less: accumulated depreciation		(10,458)	(8,764)
Property and equipment, net		$5,448	$4,536

Schedule of Intangible Assets

Intangible assets consisted of the following as of April 30, 2019 (in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (in years)
Developed technology	$12,130	$5,646	$6,484	2.5
Customer relationships	398	268	130	2.2
Trade names	972	863	109	2.2
Total	$13,500	$6,777	$6,723
Foreign currency translation adjustment			-
Total			$6,723

Intangible assets consisted of the following as of April 30, 2018 (in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (in years)
Developed technology	$10,791	$2,838	$7,953	3.4
Trade names	957	809	148	3.0
Customer relationships	398	175	223	2.9
Total	$12,146	$3,822	$8,324
Foreign currency translation adjustment			(27)
Total			$8,297

Schedule of Amortization Expense for Intangible Assets

Amortization expense for the intangible assets for the years ended April 30, 2019, 2018 and 2017 was as follows (in thousands):

	Year Ended April 30,
	2019	2018	2017
Cost of revenue—cost of license—self-managed	$387	$387	$55
Cost of revenue—cost of subscription—self-managed and SaaS	2,421	1,521	404
Sales and marketing	148	119	70
Total amortization of acquired intangible assets	$2,956	$2,027	$529

Schedule of Expected Future Amortization Expense of Intangible Assets

The expected future amortization expense related to the intangible assets as of April 30, 2019 was as follows (in thousands, by fiscal year):

2020	$2,649
2021	2,616
2022	1,397
2023	61
2024	-
Total	$6,723

Schedule of Changes to Goodwill

The following table represents the changes to goodwill (in thousands):

Carrying Amount
Balance as of April 30, 2017	$12,057
Addition from acquisition	6,810
Foreign currency translation adjustment	315
Balance as of April 30, 2018	$19,182
Addition from acquisition	1,038
Foreign currency translation adjustment	(374)
Balance of April 30, 2019	$19,846

Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	As of April 30,
	2019	2018
Accrued expenses	$8,124	$3,279
Income taxes payable	149	2,357
Value added taxes payable	4,236	2,536
Liability for early exercise of unvested stock options	-	1,566
Share repurchase liability	1,612	449
Other	4,619	1,629
Total accrued expenses and other liabilities	$18,740	$11,816

Schedule of Accrued Compensation and Benefits

Accrued compensation and benefits consisted of the following (in thousands):

	As of April 30,
	2019	2018
Accrued vacation	$9,655	$6,570
Accrued commissions	6,510	5,913
Post-combination compensation liability	655	655
Other	5,327	2,053
Total accrued compensation and benefits	$22,147	$15,191

Schedule of Unbilled Accounts Receivable, Deferred Contract Acquisition Costs, and Deferred Revenue from Contracts with Customers

The following table provides information about unbilled accounts receivable, deferred contract acquisition costs, and deferred revenue from contracts with customers (in thousands):

	As of April 30,
	2019	2018
Unbilled accounts receivable, included in accounts receivable, net	$1,710	$1,139
Deferred contract acquisition costs	$26,150	$18,079
Deferred revenue	$170,666	$102,561

Significant changes in the unbilled accounts receivable and the deferred revenue balances were as follows (in thousands):

	Unbilled Accounts Receivable
	Year Ended April 30,
	2019	2018	2017
Beginning balance	$1,139	$1,114	$556
Amounts transferred to accounts receivable from unbilled accounts receivable presented at the beginning of the period	(1,139)	(1,114)	(556)
Revenue recognized during the period in excess of invoices issued	1,710	1,139	1,114
Ending balance	$1,710	$1,139	$1,114

	Deferred Revenue
	Year Ended April 30,
	2019	2018	2017
Beginning balance	$102,561	$54,152	$27,222
Additions through acquisition	-	859	528
Increases due to invoices issued, excluding amounts recognized as revenue during the period	163,963	96,944	51,862
Revenue recognized that was included in deferred revenue balance at beginning of period	(95,858)	(49,394)	(25,460)
Ending balance	$170,666	$102,561	$54,152

The following table summarizes the activity of the deferred contract acquisition costs (in thousands):

	Year Ended April 30,
	2019	2018	2017
Beginning balance	$18,079	$10,135	$6,262
Capitalization of contract acquisition costs	29,445	20,675	12,290
Amortization of deferred contract acquisition costs	(21,374)	(12,731)	(8,417)
Ending balance	$26,150	$18,079	$10,135
Deferred contract acquisition costs, current	17,215	12,125	7,288
Deferred contract acquisition costs, non- current	8,935	5,954	2,847
Total deferred contract acquisition costs	$26,150	$18,079	$10,135